Acquisition costs and other expenditure - Interest expense, depreciation and amortisation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisition costs and other expenditure
Other interest expense	£ (240)	£ (185)	£ (147)
Depreciation and amortisation expense	(288)	(242)	(755)
Operating segments
Acquisition costs and other expenditure
Other interest expense	(201)	(158)	(112)
Depreciation and amortisation expense	(286)	(240)	(750)
Operations within segments | Asia insurance operations
Acquisition costs and other expenditure
Depreciation and amortisation expense	(230)	(201)	(175)
Operations within segments | Asia asset management
Acquisition costs and other expenditure
Depreciation and amortisation expense	(3)	(2)	(2)
Operations within segments | Jackson (US insurance operations)
Acquisition costs and other expenditure
Other interest expense	(116)	(56)	(19)
Depreciation and amortisation expense	20	94	(453)
Operations within segments | Asset management (US)
Acquisition costs and other expenditure
Depreciation and amortisation expense	(7)	(3)	(3)
Operations within segments | UK and Europe insurance operations
Acquisition costs and other expenditure
Other interest expense	(85)	(102)	(93)
Depreciation and amortisation expense	(59)	(121)	(109)
Operations within segments | UK and Europe asset management
Acquisition costs and other expenditure
Depreciation and amortisation expense	(7)	(7)	(8)
Unallocated to a segment (other operations)
Acquisition costs and other expenditure
Other interest expense	(39)	(27)	(35)
Depreciation and amortisation expense	£ (2)	£ (2)	£ (5)